Operating Leases and Obligations Related to Finance Leases - Operating Leases Maturity Analysis (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) vessel	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Lessee, Lease, Description [Line Items]
Operating lease right-of-use assets (notes 10 and 15)	$ 38,161	$ 52,162
Charter Contract Extension, Period	1 year
Time-charter hire expenses (note 10)	$ 45,257	$ 74,795	$ 70,836
Maximum
Lessee, Lease, Description [Line Items]
Lessee, Operating Lease, Term of Contract	1 year
LR2 and Aframax Tankers
Lessee, Lease, Description [Line Items]
Lessee, Operating Lease, Term of Contract		12 months
Number of Options to Extend | vessel	3
LR2 and Aframax Tankers | May 2024
Lessee, Lease, Description [Line Items]
Operating Lease, Liability		$ 8,600
Operating lease right-of-use assets (notes 10 and 15)		$ 8,600
Ship-to-ship Support Vessel [Member]
Lessee, Lease, Description [Line Items]
Lessee, Operating Lease, Term of Contract	6 months	12 months
Ship-to-ship Support Vessel [Member] | May 2024
Lessee, Lease, Description [Line Items]
Operating Lease, Liability		$ 500
Operating lease right-of-use assets (notes 10 and 15)		500
Bunker Tanker
Lessee, Lease, Description [Line Items]
Operating Lease, Liability		$ 8,800
Lessee, Operating Lease, Term of Contract		54 months
Operating lease right-of-use assets (notes 10 and 15)		$ 8,800
Long-Term Lease
Lessee, Lease, Description [Line Items]
2022	$ 22,849
2023	9,058
Operating Lease, Liability	17,054
Lessee, Operating Lease, Liability, Payments, Due Year Three	5,284
Lessee, Operating Lease, Liability, Payments, Due Year Four	3,945
Lessee, Operating Lease, Liability, to be Paid	41,136
Long-Term Non-lease
Lessee, Lease, Description [Line Items]
2022	13,865
2023	6,219
Lessee, Operating Lease, Liability, Payments, Due Year Three	3,250
Lessee, Operating Lease, Liability, Payments, Due Year Four	3,444
Lessee, Operating Lease, Liability, to be Paid	26,778
Short Term Lease less than 1 year [Member]
Lessee, Lease, Description [Line Items]
Time-charter hire expenses (note 10)	0	$ 0
Short-Term Lease
Lessee, Lease, Description [Line Items]
Operating Lease, Liability	21,107
Short and Long-Term Lease
Lessee, Lease, Description [Line Items]
Operating Lease, Liability	38,161
Lessee, Operating Lease, Liability, Undiscounted Excess Amount	$ 2,975